Document and Entity Information	Mar. 26, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 26, 2019
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Mar. 26, 2019
Document Effective Date	Mar. 26, 2019
Prospectus Date	Feb. 01, 2019
AllianzGI Global Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	ASGAX
AllianzGI Global Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	ASACX
AllianzGI Global Dynamic Allocation Fund | Class P
Prospectus:
Trading Symbol	AGSPX
AllianzGI Global Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	ASFRX
AllianzGI Global Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	AGAIX
AllianzGI Global Dynamic Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	AGFAX
AllianzGI Global Dynamic Allocation Fund | Class R6
Prospectus:
Trading Symbol	ADYFX
AllianzGI Global Dynamic Allocation Fund | Class T
Prospectus:
Trading Symbol	ADYTX